Intangible Assets - Crypto Assets (Tables)	6 Months Ended
Apr. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets Crypto Assets	The following table summarizes the Group’s crypto assets holdings:
	April 30, 2026		October 31, 2025
	Units	Fair value (US$)	Units	Fair value (US$)
Bitcoins	100	7,717,460	-	-
Total	100	7,717,460	-	-

Schedule of Changes in the Carrying Amount of Crypto Assets

The changes in the carrying amount of crypto assets were as follows:

	April 30,	October 31,
	2026	2025
Opening balance/fair value	$-	$-
Additions – Bitcoins received, at receipt-date fair value	9,139,950	-
Change in fair value, net	(1,422,490)	-
Closing balance/fair value	$7,717,460	$-